Share-based payments (Tables)	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Summary of Assumptions Used to Determine Fair Value of Options Granted
The following weighted-average assumptions were used as inputs into the Black-Scholes option pricing model to determine the fair value of options on the date of grant:

For the year ended October 31	2020	2019	2018
Weighted-average assumptions
Risk-free interest rate	2.00%	2.63%	2.08%
Expected dividend yield	6.80%	5.87%	5.15%
Expected share price volatility	15.30%	18.36%	14.74%
Expected life	6 years	6 years	6 years
Share price/exercise price	$109.87	$111.50	$120.02

Summary of Stock Option Activity and Related Information
The following tables summarize the activities of the stock options and provide additional details related to stock options outstanding and vested.

As at or for the year ended October 31		2020		2019		2018
	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price	Number of stock options	Weighted- average exercise price
Outstanding at beginning of year	5,176,962	$96.93	4,713,163	$91.05	4,876,673	$84.28
Granted	818,290	109.87	894,324	111.50	756,516	120.02
Exercised (2)	(314,469)	68.10	(393,055)	58.60	(876,309)	67.84
Forfeited	(672)	70.66	(35,714)	110.42	(42,443)	103.98
Cancelled/expired	–	–	(1,756)	45.63	(1,274)	45.08
Outstanding at end of year	5,680,111	$100.39	5,176,962	$96.93	4,713,163	$91.05
Exercisable at end of year	2,783,694	$88.63	2,290,139	$80.27	1,898,125	$71.89
Available for grant	9,316,226		10,133,844		10,990,698
Reserved for future issue	14,996,337		15,310,806		15,703,861

(1)
For foreign currency-denominated options granted and exercised during the year, the weighted-average exercise prices are translated using exchange rates as at the grant date and settlement date, respectively. The weighted-average exercise price of outstanding balances as at October 31, 2020 reflects the conversion of foreign currency-denominated options at the year-end
exchange rate.

(2)	The weighted-average share price at the date of exercise was $97.72 (2019: $106.94; 2018: $120.55).

Summary of Stock Options Outstanding and Vested

As at October 31, 2020	Stock options outstanding			Stock options vested
Range of exercise prices	Number outstanding	Weighted- average contractual life remaining	Weighted- average exercise price	Number outstanding	Weighted- average exercise price
$11.00 – $55.00	239,891	1.84	$31.19	239,891	$31.19
$55.01 – $65.00	146,085	4.75	60.93	146,085	60.93
$65.01 – $75.00	158,106	1.13	71.43	158,106	71.43
$75.01 – $85.00	304,285	1.87	79.88	304,285	79.88
$85.01 – $95.00	362,400	3.28	90.97	362,400	90.97
$95.01 – $105.00	1,126,241	4.65	99.71	1,126,241	99.71
$105.01 – $115.00	2,602,275	7.70	110.74	446,686	110.77
$115.01 – $125.00	740,828	7.06	120.02	–	–
	5,680,111	5.91	$101.11	2,783,694	$88.63